Property, Plant and Equipment (Tables)	6 Months Ended
Dec. 31, 2017
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]
	December 31, 2017	June 30, 2017
	(Unaudited)	(Audited)
Buildings	13,699,913	12,863,535
Machinery	58,997,937	55,256,545
Vehicles	249,245	277,176
Plant and equipment	5,002,926	4,443,682
Software	86,977	81,471
Construction in progress	916,538	926,379
	78,953,536	73,848,788
Less: Accumulated depreciation	(30,827,427)	(27,240,599)

Property, plant and equipment, net	48,126,109	46,608,189